PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of components of property and equipment
The components of property and equipment at December 31 were as follows:

	2017
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$2,495	$1,477	$1,018
Research and development equipment	35,589	25,831	9,758
Production equipment and tooling	39,426	23,229	16,197
Computer equipment	9,611	7,279	2,332
Software	6,859	4,346	2,513
Leasehold improvements	6,399	3,950	2,449
Leased vehicles	1,122	752	370
Office equipment	1,460	971	489
Monitoring equipment	3,881	106	3,775
Network equipment	5,503	1,427	4,076
	$112,345	$69,368	$42,977

	2016
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,885	$1,209	$676
Research and development equipment	31,896	23,544	8,352
Production equipment and tooling	48,685	32,766	15,919
Computer equipment	9,845	8,063	1,782
Software	8,463	6,108	2,355
Leasehold improvements	5,850	3,208	2,642
Leased vehicles	1,127	915	212
Office equipment	1,050	594	456
Network equipment	2,535	749	1,786
	$111,336	$77,156	$34,180